Balances and transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total assets	R$ 43,434	R$ 44,576
Total liabilities	295,837	251,260
Total revenue	36,572	44,819	R$ 10,693
Total costs/expenses	1,150,232	908,748	406,702
Telecom Italia Sparkle [Member]
IfrsStatementLineItems [Line Items]
Total assets	3,004	2,770
Total liabilities	4,797	4,436
Total revenue	3,980	3,887	353
Total costs/expenses	13,520	12,409	19,219
Grupo Havas [Member]
IfrsStatementLineItems [Line Items]
Total assets	6,544
Total liabilities	68,407	65,618
Total costs/expenses	531,350	382,275	206,349
T I Sparkle [Member]
IfrsStatementLineItems [Line Items]
Total assets	187	1,494
Total liabilities	8,087	9,445
Total revenue	911	1,968	3,347
Total costs/expenses	17,762	18,095	20,533
T I M Brasil [Member]
IfrsStatementLineItems [Line Items]
Total assets	22,803	22,790
Total liabilities	10,858	10,858
Telecom Italia S P A [Member]
IfrsStatementLineItems [Line Items]
Total assets	3,298	2,086
Total liabilities	127,902	85,845
Total revenue	4,366	2,874	1,112
Total costs/expenses	130,994	108,792	105,137
I-Systems [member]
IfrsStatementLineItems [Line Items]
Total assets	7,502	14,762
Total liabilities	60,367	49,391
Total revenue	27,315	36,090	5,881
Total costs/expenses	429,771	365,875	31,596
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total assets	96	674
Total liabilities	4,229	8,862
Total costs/expenses	18,445	16,983	22,597
Vivendi Group [Member]
IfrsStatementLineItems [Line Items]
Total liabilities	2,683	3,457
Total costs/expenses	8,390	4,319	R$ 1,271
Italtel [Member]
IfrsStatementLineItems [Line Items]
Total liabilities	R$ 8,507	R$ 13,348